Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable investment securities and restricted cash and cash equivalents:
Current marketable investment securities		$ 3,748,839,000	$ 4,117,326,000	$ 2,269,670,000
Restricted marketable investment securities		74,194,000	63,902,000	49,044,000
Total marketable investment securities		3,823,033,000	4,181,228,000	2,318,714,000
Restricted cash and cash equivalents		6,490,000	18,878,000	72,617,000
Total marketable investment securities and restricted cash and cash equivalents			4,200,106,000	2,391,331,000
Restricted cash related to litigation released during the period	42,000,000
Current marketable investment securities - VRDNs
Marketable investment securities and restricted cash and cash equivalents:
Current marketable investment securities		20,538,000	105,854,000	124,007,000
Settlement period		5 days	5 days
Current marketable investment securities - other
Marketable investment securities and restricted cash and cash equivalents:
Current marketable investment securities		$ 3,728,301,000	$ 4,011,472,000	$ 2,145,663,000